Quarterly Financial Data (Unaudited)	12 Months Ended
Mar. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Note 13. Quarterly Financial Data (Unaudited)

A summary of quarterly financial data is as follows ($ in ‘000’s):

	Quarter Ended
	June 30	September 30	December 31	March 31
Year ended March 31, 2016
Total revenues	$1,431	$1,437	$1,459	$1,555
Gross margin	$488	$436	$384	$582
Operating loss	$(1,616)	$(1,822)	$(2,679)	$(2,624)

	Quarter Ended
	June 30	September 30	December 31	March 31
Net loss attributable to common stockholders	$(6,607)	$(2,665)	$(3,000)	$(2,785)
Net loss per share attributable to common stockholders - basic and diluted	$(1.31)	$(0.41)	$(0.42)	$(0.26)

Year ended March 31, 2015
Total revenues	$937	$825	$975	$1,198
Gross margin	$339	$225	$235	$370
Operating loss	$(1,168)	$(1,375)	$(1,357)	$(1,693)
Net loss	$(2,297)	$(1,385)	$(1,408)	$(1,937)
Net loss per share attributable to common stockholders - basic and diluted	$(0.61)	$(0.64)	$(0.40)	$(0.79)

Earnings per basic and diluted shares are computed independently for each of the quarters presented based on basic and diluted shares outstanding per quarter and, therefore, may not sum to the totals for the year.